Stockholders' Deficit, Option Plans, and Employee Benefit Plan (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Deficit, Option Plans, and Employee Benefit Plan [Abstract]
Restricted Stock Activities
A summary of restricted stock activities for the years ended December 31, 2019, 2018 and 2017 is as follows:

	December 31,
	2019	2018	2017
	(number of shares)
Outstanding at beginning of year	3,904,550	3,948,199	--
Granted	--	--	3,972,007
Forfeited	(11,904)	(43,648)	(23,808)
Outstanding at end of year	3,892,646	3,904,550	3,948,199